Nature of Operations (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)
Nature of Operations
Number of operating segments | segment	1
Accumulated deficit	$ (561,926,784)	$ (533,213,253)
Cash and cash equivalents	22,667,047	$ 47,852,846
Net working capital	11,200,000
Funding awarded under the Technology Investment Agreement	$ 24,800,000
Subsidiaries that control the Stibnite Gold Project.
Nature of Operations
Principal asset percentage of ownership	100.00%